SCHEDULE OF REVENUE DISAGGREGATED BY CATEGORY (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020
Disaggregation of Revenue [Line Items]
Total revenue	$ 8,339,877	$ 7,636,436	$ 16,565,587	$ 15,223,300	$ 30,672,314	$ 30,276,422
Revenue from Contract with Customer Benchmark [Member] | Customer Concentration Risk [Member]
Disaggregation of Revenue [Line Items]
Concentration risk percentage					100.00%	100.00%
Revenue Benchmark [Member] | Geographic Concentration Risk [Member]
Disaggregation of Revenue [Line Items]
Concentration risk percentage	100.00%	100.00%	100.00%	100.00%
INDIA | Revenue from Contract with Customer Benchmark [Member] | Customer Concentration Risk [Member]
Disaggregation of Revenue [Line Items]
Concentration risk percentage					100.00%	100.00%
INDIA | Revenue Benchmark [Member] | Geographic Concentration Risk [Member]
Disaggregation of Revenue [Line Items]
Concentration risk percentage		100.00%		100.00%
UNITED STATES | Revenue Benchmark [Member] | Geographic Concentration Risk [Member]
Disaggregation of Revenue [Line Items]
Concentration risk percentage	100.00%		100.00%
Subscription [Member]
Disaggregation of Revenue [Line Items]
Total revenue	$ 6,434,050	$ 6,180,000	$ 12,839,050	$ 12,360,000	$ 24,720,000	$ 24,720,000
Service and Support [Member]
Disaggregation of Revenue [Line Items]
Total revenue	1,005,157	906,756	1,961,087	1,804,020	3,656,274	3,515,438
Application Development and Implementation [Member]
Disaggregation of Revenue [Line Items]
Total revenue	$ 900,670	$ 549,680	$ 1,765,450	$ 1,059,280	$ 2,296,040	$ 2,040,984